Shareholder Report, Holdings (Details)	Aug. 31, 2024
Fidelity Puritan Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Puritan Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Puritan Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Puritan Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Puritan Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Puritan Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Puritan Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Puritan Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Puritan Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Puritan Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Puritan Fund - Class K | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Puritan Fund - Class K | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Puritan Fund - Class K | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Puritan Fund - Class K | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Puritan Fund - Class K | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Puritan Fund - Class K | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Puritan Fund - Class K | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Puritan Fund - Class K | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Puritan Fund - Class K | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Puritan Fund - Class K | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	67.30%
Fidelity Puritan Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Puritan Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Puritan Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Puritan Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Puritan Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Puritan Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Puritan Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Puritan Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Puritan Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Puritan Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Puritan Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Puritan Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	66.80%
Fidelity Puritan Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Puritan Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Puritan Fund - Class K | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Puritan Fund - Class K | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Balanced Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Balanced Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Balanced Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Balanced Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Balanced Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Balanced Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Balanced Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Balanced Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Balanced Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Balanced Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Balanced Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Balanced Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Balanced Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Balanced Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Balanced Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Balanced Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Balanced Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Balanced Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Balanced Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.80%
Fidelity Balanced Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Balanced Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Balanced Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Balanced Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Balanced Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Balanced Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Balanced Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Balanced Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Balanced Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Balanced Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Balanced Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Balanced Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Fidelity Balanced Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Balanced Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Puritan Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Puritan Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Puritan Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Puritan Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Puritan Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Puritan Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Puritan Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Puritan Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Puritan Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Puritan Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Puritan Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Puritan Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Puritan Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Puritan Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Puritan Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Puritan Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Puritan Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Puritan Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Puritan Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Puritan Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	67.30%
Fidelity Puritan Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Puritan Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Puritan Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Puritan Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Puritan Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Puritan Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Puritan Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Puritan Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Puritan Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Puritan Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Puritan Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Puritan Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	66.80%
Fidelity Puritan Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Puritan Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Puritan Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Puritan Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Puritan K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Puritan K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Puritan K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Puritan K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Puritan K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Puritan K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Puritan K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Puritan K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Puritan K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Puritan K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Puritan K6 Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Puritan K6 Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Puritan K6 Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Puritan K6 Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Puritan K6 Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Puritan K6 Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Puritan K6 Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Puritan K6 Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Puritan K6 Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Puritan K6 Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Fidelity Puritan K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Puritan K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Puritan K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Puritan K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Puritan K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Puritan K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Puritan K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Puritan K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Puritan K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Puritan K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Puritan K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Puritan K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	67.00%
Fidelity Puritan K6 Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Puritan K6 Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Puritan K6 Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Balanced K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Balanced K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Balanced K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Balanced K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Balanced K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Balanced K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Balanced K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Balanced K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Balanced K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Balanced K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Balanced K6 Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Balanced K6 Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Balanced K6 Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Balanced K6 Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Balanced K6 Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Balanced K6 Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Balanced K6 Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Balanced K6 Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Balanced K6 Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Balanced K6 Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.90%
Fidelity Balanced K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Balanced K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Fidelity Balanced K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Balanced K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Balanced K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Balanced K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Balanced K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Balanced K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Balanced K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Balanced K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Balanced K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Balanced K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.80%
Fidelity Balanced K6 Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Balanced K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Balanced K6 Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Balanced K6 Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Balanced Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Balanced Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Balanced Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Balanced Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Balanced Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Balanced Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Balanced Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Balanced Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Balanced Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Balanced Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Balanced Fund - Class K | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Balanced Fund - Class K | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Balanced Fund - Class K | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Balanced Fund - Class K | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Balanced Fund - Class K | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Balanced Fund - Class K | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Balanced Fund - Class K | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Balanced Fund - Class K | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Balanced Fund - Class K | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.80%
Fidelity Balanced Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Balanced Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Balanced Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Balanced Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Balanced Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Balanced Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Balanced Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Balanced Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Balanced Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Balanced Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Balanced Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Balanced Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Fidelity Balanced Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Balanced Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%